SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases
Total cash originations from sales-type and direct financing leases	¥ 91,341	$ 13,999
Total Cash Receipts From Sales-Type And Direct Financing Leases	¥ 380,187	$ 58,266